Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	We integrate cybersecurity risk management into our overall organizational strategy.
Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors oversees risk management, including cybersecurity.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	cybersecurity measures may not be effective against all threats, and new vulnerabilities may emerge that we are unaware of.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false